Right of use assets and lease liabilities - Summary of carrying amounts of the Company's right of use assets and lease and the movements during the years (Parenthetical) (Detail) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 44,800	[1]	$ 29,975	[2]
Drilling Services [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	35,538		22,400
Borrowing costs capitalised	$ 3,981		$ 4,986

[1]	Including the depreciation of drilling services capitalized as “Works in progress” for 22,400.
[2]	Including the depreciation of drilling services capitalized as “Works in progress” for 1,827.